Income Tax (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Research and development tax credit carryforwards	$ 465,581	$ 734,173
Foreign net operating loss carryforwards	2,408,124	2,331,044
SWITZERLAND
Effective Income Tax Rate Reconciliation [Line Items]
Foreign net operating loss carryforwards	38,579	81,445
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Foreign net operating loss carryforwards	$ 2,369,545	$ 2,249,600